INVESTMENTS AND FAIR VALUE (Summary of Changes in Fortresss Investments in Equity Method Investees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in investments in equity method investees
Investment, beginning	$ 1,253,266	$ 1,211,684
Earnings (losses) from equity method investees	78,199	136,866	156,530
Other comprehensive income from equity method investees	0	12
Contributions to equity method investees	310,584	286,246
Distributions of earnings from equity method investees	(110,967)	(84,548)
Distributions of capital from equity method investees	(399,103)	(300,919)
Total distributions from equity method investees	(510,070)	(385,467)
Consolidation of Investment Company	6,990
Mark to fair value - during period	1,812	18,513
Translation adjustment	(3,366)	2,064
Dispositions	(66,636)	(18,849)
Reclassification to Due to Affiliates	2,232	2,197
Deconsolidation of Investment Company	48,534
Investment, ending	1,121,545	1,253,266	1,211,684
Ending balance of undistributed earnings	68,096
NIH [Member]
Changes in investments in equity method investees
Investment, beginning	0	1,177
Earnings (losses) from equity method investees	0	(554)	230
Other comprehensive income from equity method investees	0	12
Contributions to equity method investees	0	0
Distributions of earnings from equity method investees	0	0
Distributions of capital from equity method investees	0	(635)
Total distributions from equity method investees	0	(635)
Consolidation of Investment Company	0
Translation adjustment	0	0
Dispositions	0	0
Reclassification to Due to Affiliates	0	0
Deconsolidation of Investment Company	0
Investment, ending	0	0	1,177
Ending balance of undistributed earnings	0
Private equity funds, excluding NIH [Member]
Changes in investments in equity method investees
Investment, beginning	786,093	715,742
Earnings (losses) from equity method investees	36,413	82,024	104,562
Other comprehensive income from equity method investees	0	0
Contributions to equity method investees	2,994	18,242
Distributions of earnings from equity method investees	(70,409)	(27,721)
Distributions of capital from equity method investees	(78,155)	(5,193)
Total distributions from equity method investees	(148,564)	(32,914)
Consolidation of Investment Company	0
Mark to fair value - during period	(1,795)	802
Translation adjustment	(7)	0
Dispositions	0	0
Reclassification to Due to Affiliates	2,232	2,197
Deconsolidation of Investment Company	0
Investment, ending	677,366	786,093	715,742
Ending balance of undistributed earnings	51,922
Publicly Traded Private Equity Portfolio Companies [Member]
Changes in investments in equity method investees
Investment, beginning	63,001	67,312
Contributions to equity method investees		320
Consolidation of Investment Company	0
Mark to fair value - during period	5,200	11,561
Translation adjustment	(742)	(2,633)
Dispositions	(66,424)	(18,825)
Reclassification to Due to Affiliates	0	0
Deconsolidation of Investment Company	0
Investment, ending	1,035	63,001
Permanent Capital Vehicle [Member]
Changes in investments in equity method investees
Investment, beginning	19,188	14,118
Earnings (losses) from equity method investees	70	456
Other comprehensive income from equity method investees	0	0
Contributions to equity method investees	5,640	(1,018)
Distributions of earnings from equity method investees	(79)	(560)
Distributions of capital from equity method investees	(4,148)	(153)
Total distributions from equity method investees	(4,227)	(713)
Consolidation of Investment Company	0
Mark to fair value - during period	(936)	6,150
Translation adjustment	(279)	195
Dispositions		0
Reclassification to Due to Affiliates	0	0
Deconsolidation of Investment Company	0
Investment, ending	19,456	19,188
Ending balance of undistributed earnings	0
Liquid Hedge Funds [Member]
Changes in investments in equity method investees
Investment, beginning	158,920	180,664
Earnings (losses) from equity method investees	3,844	13,124	17,505
Other comprehensive income from equity method investees	0	0
Contributions to equity method investees	89,324	61,084
Distributions of earnings from equity method investees	(4,487)	(22,159)
Distributions of capital from equity method investees	(128,505)	(73,793)
Total distributions from equity method investees	(132,992)	(95,952)
Consolidation of Investment Company	0
Translation adjustment	0	0
Dispositions	0	0
Reclassification to Due to Affiliates	0	0
Deconsolidation of Investment Company	48,534
Investment, ending	167,630	158,920	180,664
Ending balance of undistributed earnings	1,110
Credit Hedge Funds [Member]
Changes in investments in equity method investees
Investment, beginning	58,825	58,507
Earnings (losses) from equity method investees	8,236	12,242	11,469
Other comprehensive income from equity method investees	0	0
Contributions to equity method investees	168,699	166,457
Distributions of earnings from equity method investees	(7,483)	(12,365)
Distributions of capital from equity method investees	(171,053)	(166,016)
Total distributions from equity method investees	(178,536)	(178,381)
Consolidation of Investment Company	0
Translation adjustment	0	0
Dispositions	0	0
Reclassification to Due to Affiliates	0	0
Deconsolidation of Investment Company	0
Investment, ending	57,224	58,825	58,507
Ending balance of undistributed earnings	2,739
Credit PE Funds [Member]
Changes in investments in equity method investees
Investment, beginning	159,044	166,482
Earnings (losses) from equity method investees	28,693	29,824	22,176
Other comprehensive income from equity method investees	0	0
Contributions to equity method investees	43,331	40,251
Distributions of earnings from equity method investees	(28,477)	(21,731)
Distributions of capital from equity method investees	(17,124)	(54,994)
Total distributions from equity method investees	(45,601)	(76,725)
Consolidation of Investment Company	0
Translation adjustment	(2,338)	(764)
Dispositions	(2)	(24)
Reclassification to Due to Affiliates	0	0
Deconsolidation of Investment Company	0
Investment, ending	183,127	159,044	166,482
Ending balance of undistributed earnings	9,440
Other [Member]
Changes in investments in equity method investees
Investment, beginning	8,195	7,682
Earnings (losses) from equity method investees	943	(250)	405
Other comprehensive income from equity method investees	0	0
Contributions to equity method investees	596	910
Distributions of earnings from equity method investees	(32)	(12)
Distributions of capital from equity method investees	(118)	(135)
Total distributions from equity method investees	(150)	(147)
Consolidation of Investment Company	6,990
Mark to fair value - during period	657
Translation adjustment	0	0
Dispositions	(210)	0
Reclassification to Due to Affiliates	0	0
Deconsolidation of Investment Company	0
Investment, ending	15,707	8,195	7,682
Ending balance of undistributed earnings	$ 2,885